NYSE Regulation

Received SEC
MAY 04 2011
Washington, DC 20549

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

CERTNYS 001-35161

11007438

May 4, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531, 100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

This is to certify that on May 3, 2011 the NYSE Amex LLC (the "Exchange") received from Revett Minerals Inc. (the "Registrant"), a copy of the Registrant's application on Form 20-F for the registration of the following securities:

Common Stock, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director
NYSE Regulation, Inc.